Statement of changes in net assets available for benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employee contributions	$ 43,912
Employee contributions	42,721
Employee rollovers	4,854
Total contributions	91,487
Investment Income
Net appreciation (depreciation) in fair value of investments	187,042
Interest and dividend income	12,182
Total investment income	199,224
Interest on notes receivable from participants	1,351
Other revenue	393
Total Additions	292,455
Deductions
Benefits paid to participants	104,194
Administrative expenses	230
Total Deductions	104,424
Increase (Decrease) in Net Assets Available for Benefits	188,031
Net assets available for benefits at beginning of year	1,123,846
Net assets available for benefits at end of year	$ 1,311,877